DIVIDENDS	12 Months Ended
Dec. 31, 2011
DIVIDENDS
DIVIDENDS

24.                               DIVIDENDS

On March 16, 2009, WSP Holdings declared an ordinary cash dividend in the amount of US$0.15 per ordinary share, or US$1.50 per ADS, and a one-time special cash dividend in the amount of US$0.225 per ordinary share, or US$2.25 per ADS, out of the annual profits, for the years ended December 31, 2007 and 2008. The ordinary cash dividend was paid on April 6, 2009 while the special cash dividend was paid on July 6, 2009.

WSP Holdings declared and paid no dividend during the years ended December 31, 2010 and 2011.